Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021
Fair Value Measurements
Transfer from level 1 to level 2	$ 0	$ 0	$ 0
Transfer from level 2 to level 1	0	0	0
Transfer into level 3	0	0	0
Transfer out of level 3	$ 0	$ 0	$ 0